CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock [Member] ATM Facility [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] ATM Facility [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	ATM Facility [Member]	Total
Beginning balance (in shares) at Dec. 31, 2018		77,456,180
Beginning balance at Dec. 31, 2018		$ 77		$ 230,154	$ (186,024)		$ 44,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(107,500)		(107,500)
Share-based compensation				1,237			$ 1,237
Exercise of stock awards and vesting of restricted stock awards (in shares)		89,812					90,000
Exercises of stock options and vesting of RSAs				98			$ 98
Sales of common stock under 2014 ESPP (in shares)		10,283
Sales of common stock under 2014 ESPP				8			8
Exercise of common stock warrants (in shares)		6,772,928
Exercise of common stock warrants		$ 7		5,474			5,481
Issuance of common stock and common stock warrants, net of issuance costs (in shares)	2,062,206	20,410,000
Issuance of common stock and common stock warrants, net of issuance costs	$ 2	$ 21	$ 1,934	27,812		$ 1,936	27,833
Ending balance (in shares) at Dec. 31, 2019		106,801,409
Ending balance at Dec. 31, 2019		$ 107		266,717	(293,524)		(26,700)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(22,397)		(22,397)
Share-based compensation				1,757			$ 1,757
Exercise of stock awards and vesting of restricted stock awards (in shares)		12,000					12,000
Exercises of stock options and vesting of RSAs				13			$ 13
Sales of common stock under 2014 ESPP (in shares)		28,186
Sales of common stock under 2014 ESPP				11			11
Exercise of common stock warrants (in shares)		238,110
Exercise of common stock warrants				131			131
Issuance of common stock and common stock warrants, net of issuance costs (in shares)	33,369,942
Issuance of common stock and common stock warrants, net of issuance costs	$ 33		37,925			37,958
Ending balance (in shares) at Dec. 31, 2020		140,449,647
Ending balance at Dec. 31, 2020		$ 140		306,554	(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(55,512)		(55,512)
Share-based compensation				958			958
Exercise of stock awards and vesting of restricted stock awards (in shares)		30,610
Exercises of stock options and vesting of RSAs				39			39
Exercise of common stock warrants (in shares)		852,840
Exercise of common stock warrants		$ 1		468			469
Issuance of common stock and common stock warrants, net of issuance costs (in shares)	30,645,702
Issuance of common stock and common stock warrants, net of issuance costs	$ 31		72,512				72,543
Ending balance (in shares) at Mar. 31, 2021		171,978,799
Ending balance at Mar. 31, 2021		$ 172		380,531	(371,433)		9,270
Beginning balance (in shares) at Dec. 31, 2020		140,449,647
Beginning balance at Dec. 31, 2020		$ 140		306,554	(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(80,954)
Ending balance (in shares) at Jun. 30, 2021		188,460,951
Ending balance at Jun. 30, 2021		$ 188		446,036	(396,875)		49,349
Beginning balance (in shares) at Dec. 31, 2020		140,449,647
Beginning balance at Dec. 31, 2020		$ 140		306,554	(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(336)		(336)
Share-based compensation				5,143			$ 5,143
Exercise of stock awards and vesting of restricted stock awards (in shares)		33,610					34,000
Exercises of stock options and vesting of RSAs				42			$ 42
Exercise of common stock warrants (in shares)		2,048,059					2,048,000
Exercise of common stock warrants		$ 2		1,124			$ 1,126
Issuance of common stock and common stock warrants, net of issuance costs (in shares)	56,932,329
Issuance of common stock and common stock warrants, net of issuance costs	$ 57		174,905			174,962
Ending balance (in shares) at Dec. 31, 2021		199,463,645
Ending balance at Dec. 31, 2021		$ 199		487,768	(316,257)		171,710
Beginning balance (in shares) at Mar. 31, 2021		171,978,799
Beginning balance at Mar. 31, 2021		$ 172		380,531	(371,433)		9,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(25,442)		(25,442)
Share-based compensation				1,260			1,260
Issuance of common stock and common stock warrants, net of issuance costs (in shares)	16,482,152
Issuance of common stock and common stock warrants, net of issuance costs	$ 16		$ 64,245			$ 64,261
Ending balance (in shares) at Jun. 30, 2021		188,460,951
Ending balance at Jun. 30, 2021		$ 188		446,036	(396,875)		49,349
Beginning balance (in shares) at Dec. 31, 2021		199,463,645
Beginning balance at Dec. 31, 2021		$ 199		487,768	(316,257)		171,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(807)		(807)
Share-based compensation				1,894			1,894
Ending balance (in shares) at Mar. 31, 2022		199,463,645
Ending balance at Mar. 31, 2022		$ 199		489,662	(317,064)		172,797
Beginning balance (in shares) at Dec. 31, 2021		199,463,645
Beginning balance at Dec. 31, 2021		$ 199		487,768	(316,257)		171,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							$ (32,767)
Exercise of stock awards and vesting of restricted stock awards (in shares)							0
Exercise of common stock warrants (in shares)							0
Ending balance (in shares) at Jun. 30, 2022		199,463,645
Ending balance at Jun. 30, 2022		$ 199		491,464	(349,024)		$ 142,358
Beginning balance (in shares) at Mar. 31, 2022		199,463,645
Beginning balance at Mar. 31, 2022		$ 199		489,662	(317,064)		172,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(31,960)		(31,960)
Share-based compensation				1,802			1,802
Ending balance (in shares) at Jun. 30, 2022		199,463,645
Ending balance at Jun. 30, 2022		$ 199		$ 491,464	$ (349,024)		$ 142,358